PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension benefits
Net periodic pension and other Postretirement benefit cost
Service cost	$ 291	$ 249	$ 143
Interest cost	388	391	260
Expected return on plan assets	(573)	(508)	(285)
Amortization of prior service cost (credit)	(2)	5	5
Amortization of actuarial loss	137	82	83
Net periodic benefit cost (credit)	241	219	206
Settlement charge	3	3	6
Curtailment charge	6	0	0
Special termination benefits	1	8	0
Total cost (credit) recognized in the statement of income	251	230	212
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(2,169)	(1,101)
Recognized prior service cost (credit)	(2)	5
Recognized net actuarial loss (gain)	140	85
Prior service credit (cost) arising in the current year	3	57
Net actuarial (loss) gain arising in the current year	(1,009)	(1,208)
Foreign currency translation gain (loss)	5	(7)
Ending balance in AOCI	(3,032)	(2,169)	(1,101)
Prior service credit (cost)	16	14
Net actuarial loss	(3,048)	(2,183)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Amounts in AOCI expected to be recognized as component of net periodic pension cost in next fiscal year	235
Amortization of prior service cost (credit)	(3)
Amortization of actuarial loss	238
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	4.00%	4.75%
Rate of increase in compensation levels (as a percent)	3.50%	3.25%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	4.75%	5.50%	5.75%
Rate of increase in compensation levels (as a percent)	3.25%	4.00%	3.75%
Expected long-term rate of return on plan assets (as a percent)	8.25%	8.25%	8.00%
U.S. Plan
Weighted-average assumptions used in computing net periodic benefit cost
Expected long-term rate of return on plan assets (as a percent)	8.50%
The 10-year annualized return on plan assets (as a percent)	8.40%
The 15-year annualized return on plan assets (as a percent)	6.10%
Annualized return on plan assets since inception (as a percent)	11.00%
Other benefits
Net periodic pension and other Postretirement benefit cost
Service cost	34	32	24
Interest cost	43	45	30
Expected return on plan assets	(8)	(8)	(8)
Amortization of prior service cost (credit)	(52)	(61)	(61)
Amortization of actuarial loss	6	2	3
Net periodic benefit cost (credit)	23	10	(12)
Settlement charge	0	0	0
Curtailment charge	0	0	0
Special termination benefits	0	3	1
Total cost (credit) recognized in the statement of income	23	13	(11)
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(34)	72
Recognized prior service cost (credit)	(52)	(61)
Recognized net actuarial loss (gain)	6	2
Prior service credit (cost) arising in the current year	2	12
Net actuarial (loss) gain arising in the current year	(107)	(57)
Foreign currency translation gain (loss)	(1)	(2)
Ending balance in AOCI	(186)	(34)	72
Prior service credit (cost)	23	73
Net actuarial loss	(209)	(107)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Amounts in AOCI expected to be recognized as component of net periodic pension cost in next fiscal year	1
Amortization of prior service cost (credit)	(10)
Amortization of actuarial loss	$ 11
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	4.00%	4.75%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	4.75%	5.25%	5.50%
Expected long-term rate of return on plan assets (as a percent)	4.75%	4.75%	4.75%